Right of Use Assets and Lease Liabilities - Lease Expenses (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Amortisation expense on right of use assets	$ 42
Interest expense on lease liabilities	10
Expenses on short term leases	83
Expenses on variable lease payments not included in the lease liabilities	220
Expenses on leases of low value assets	$ 2